Submission	Oct. 14, 2026
Submission [Line Items]
Central Index Key	0001785971
Registrant Name	BlackRock Health Sciences Term Trust
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES